Intangible Asset (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset, net	$ 4,664,942		$ 4,664,942		$ 4,962,834
Remaining useful life of intangible asset			19 years		20 years
Amortization expense	$ 60,584	$ 0	$ 184,654	$ 0